Note 5 - Allowance for Loan Losses - Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	$ 4,513	$ 4,735	$ 2,334
Provision for loan losses	124	1,409	1,485
Chargeoffs	179	2,138	717
Recoveries	806	507	212
Net chargeoffs	(627)	1,631	505
Ending Balance	5,264	4,513	4,735
Loans individually evaluated for impairment	116	39	907
Loans collectively evaluated for impairment	5,148	4,474	3,828
Financing Receivable, Allowance for Credit Loss, Ending Balance	5,264	4,513	4,735
Commercial Real Estate Portfolio Segment [Member]
Beginning Balance	3,622	3,885	3,075
Provision for loan losses	279	231	1,072
Chargeoffs	8	628	384
Recoveries	261	134	122
Net chargeoffs	(253)	494	262
Ending Balance	4,154	3,622	3,885
Loans individually evaluated for impairment	116	3	782
Loans collectively evaluated for impairment	4,038	3,619	3,103
Financing Receivable, Allowance for Credit Loss, Ending Balance	4,154	3,622	3,885
Commercial Portfolio Segment [Member]
Beginning Balance	645	611	371
Provision for loan losses	96	199	422
Chargeoffs	61	183	229
Recoveries	33	18	47
Net chargeoffs	28	165	182
Ending Balance	713	645	611
Loans individually evaluated for impairment	0	36	125
Loans collectively evaluated for impairment	713	609	486
Financing Receivable, Allowance for Credit Loss, Ending Balance	713	645	611
Consumer Portfolio Segment [Member]
Beginning Balance	246	239	309
Provision for loan losses	(251)	979	(9)
Chargeoffs	110	1,327	104
Recoveries	512	355	43
Net chargeoffs	(402)	972	61
Ending Balance	397	246	239
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	397	246	239
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 397	$ 246	$ 239